Investments - Additional Information (Details) - CAD ($) $ / shares in Units, $ in Millions	1 Months Ended	9 Months Ended	10 Months Ended
	Feb. 29, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Vermilion's ownership	21.00%	20.80%
Amount of fair value of Vermilion's investment			$ 88.1	$ 73.3
fair value of Vermilion's investment in per share			$ 0.8	$ 0.75
Coelacanth Energy Inc
Statement [Line Items]
Vermilion's ownership			20.80%